Revenue and related balances - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 65,620	$ 57,296
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,643	54,183
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,977	$ 3,113